Unaudited Condensed Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net profit (loss) for the period		$ (13,658)	$ (10,127)			$ (53,484)	$ (3,741)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization		157	160			322	141
Share-based compensation		225	212			463	413
Amortization of debt discount		(47)	22			808
Decrease (increase) in funds held by clearing companies		4,160	(4,528)			(8,800)	(241)
Increase in other receivable and prepaid expenses		(4,529)	(985)			(2,000)	(403)
Increase (decrease) in trade payables		(78)	1,213			4,912	577
Increase in accrued expenses and other liabilities		669	286			429	118
Increase in advances from travelers		6,640	4,594			7,946	(6)
Increase in deferred revenues		837	1,019			1,377	(4)
Remeasurement of financial assets		203	56			(12)
Remeasurement of SAFE		2,776	4,170			25,207
Remeasurement of Warrant liability		1,768	2,300			17,819	97
Net cash provided by (used in) operating activities		(877)	(1,608)			(5,013)	(3,049)
Cash flows from investing activities:
Purchase of property and equipment		(24)	(21)			(42)	(17)
Purchase of intangible asse							(896)
Investment in short-term deposits			(43)			(217)	(278)
Net cash used in investing activities		(24)	(64)			(259)	(1,191)
Cash flows from financing activities:
Proceeds from long-term loans			3,066			5,500
Repayment of long-term loans		(837)				(265)
Proceeds from issuance of SAFE		4,000	1,675			1,675	325
Proceeds from issuance of Preferred A Shares, net							1,092
Net cash provided by financing activities		3,163	4,741			6,910	1,417
Increase (decrease) in cash and cash equivalents		2,263	3,069			1,638	(2,823)
Cash and cash equivalent at the beginning of the period		2,754	1,116	$ 2,754	$ 1,116	1,116	3,939
Cash and cash equivalents at the end of the period	$ 1,116	5,017	4,185			2,754	1,116
Supplement disclosure of cash flow information:
Interest paid		258	91			416
Tax paid		7	8			6	6
Moringa Acquisition Corp
Cash flows from operating activities:
Net profit (loss) for the period	(195,860)			89,613	(513,452)	(755,218)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Changes in the fair value of the private warrant liability				(141,094)	7,106	(182,343)
Decrease (increase) in prepaid expenses				243,750	(450,103)	(368,853)
Decrease in related party	120,000				(110,000)	(110,000)
Increase (decrease) in accrued expenses				(36,130)	32,676
Decrease in Accrued expenses and other payables						9,178
Other	860
Net cash provided by (used in) operating activities	(75,000)			156,139	(1,033,773)	(1,407,236)
Cash flows from financing activities:
Issuance of Class B Ordinary Shares	25,000
Issuance of Class A Ordinary Shares	10
Sale of Public Units					115,000,000	115,000,000
Payment of underwriting commissions and offering expenses					(2,549,159)	(2,549,159)
Sale of Private Units					3,800,000	3,800,000
Proceeds from a promissory note – related party	149,990			700,000	20,000	320,000
Repayment of promissory note – related party					(169,990)	(169,990)
Payment of deferred offering costs	(48,299)
Net cash provided by financing activities	126,701			700,000	116,100,851	116,400,851
INCREASE IN CASH, CASH EQUIVALENTS AND INVESTMENTS HELD IN A TRUST ACCOUNT	51,701			856,139	115,067,078	114,993,615
Cash and cash equivalent at the beginning of the period		$ 115,045,316	$ 51,701	115,045,316	51,701	51,701
Cash and cash equivalents at the end of the period	51,701			115,901,455	115,118,779	115,045,316	51,701
RECONCILIATION OF CASH, CASH EQUIVALENTS AND INVESTMENTS HELD IN A TRUST ACCOUNT:
Cash and cash equivalents	51,701			202,333	114,588	38,944	51,701
Investments held in trust account				115,699,122	115,004,191	115,006,372
Total cash, cash equivalents and investments held in trust account	51,701			115,901,455	115,118,779	115,045,316	$ 51,701
SUPPLEMENTARY INFORMATION REGARDING NON-CASH ACTIVITIES:
Deferred offering costs					$ 77,699	(77,699)
Accrued expenses	$ 29,400